SCHEDULE OF CONSOLIDATED BALANCE SHEET FOR LEASE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Cost	$ 312,624	$ 302,477	$ 178,202
Accumulated depreciation	(109,709)	(53,158)	(39,671)
Total right-of-use assets	202,915	249,319	138,531
Current portion	127,287	125,864	62,935
Long-term portion	89,660	150,877	74,225
Total lease liability	$ 216,947	$ 276,741	$ 137,160